Taxes (Details 2)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 79,143	¥ 566,556	¥ 538,657
Income taxes payable	1,059,851	7,587,044	5,331,808
Other taxes payable	441	3,156	21,729
Total	$ 1,139,435	¥ 8,156,756	¥ 5,892,194